ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Accounts Payable And Accrued Liabilities
Trade payables	$ 77,549	$ 151,093
Accrued liabilities	72,452	104,091
Accounts payable and accrued liabilities	$ 150,001	$ 255,184